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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Q1, 2008 (3/31/08)
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza, 2nd Fl
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel T. Phipps
         -------------------------------
Title:   CFO
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Daniel T. Phipps             Boston, MA        May 12 2008
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   39
                                        --------------------

Form 13F Information Table Value Total:              164,127
                                        --------------------
                                            (thousands)

List of Other Included Managers:

-NONE-

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
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
                                                         VALUE    SHS OR SH /  PUT / INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP (X$1000)   PRN AMT PRN   CALL  DISCRETION  MANAGERS      SOLE SHARED   NONE
ADVANCED SEMICONDUCTOR ENGR          SP ADR 00756M404    3,791   784,786  SH               SOLE             784,786      0      0
ALEXION PHARMACEUTICALS INC             COM 015351109    7,341   123,800  SH               SOLE             123,800      0      0
ANADARKO PETE CORP                      COM 032511107       63     1,000  SH               SOLE               1,000      0      0
APPLE INC                               COM 037833100    5,884    41,000  SH               SOLE              41,000      0      0
BIOSANTE PHARMACEUTICALS INC           WRNT 09065V203      137    30,000  SH               SOLE              30,000      0      0
BJS WHOLESALE CLUB INC                 WRNT 05548J106    5,853   164,000  SH               SOLE             164,000      0      0
BRISTOL MYERS SQUIBB CO                 COM 110122108    5,964   280,000  SH               SOLE             280,000      0      0
CELGENE CORP                            COM 151020104    8,581   140,000  SH               SOLE             140,000      0      0
CEPHEID                                 COM 15670R107    2,485   101,900  SH               SOLE             101,900      0      0
CHILDRENS PL RETAIL STORES I            COM 168905107    8,888   361,876  SH               SOLE             361,876      0      0
CIENA CORP                          COM NEW 171779309    5,858   190,000  SH               SOLE             190,000      0      0
CURIS INC                               COM 231269101    1,355   954,289  SH               SOLE             954,289      0      0
DATA DOMAIN INC                         COM 23767P109    3,475   146,000  SH               SOLE             146,000      0      0
GAP INC DEL                             COM 364760108    2,952   150,000  SH               SOLE             150,000      0      0
GILEAD SCIENCES INC                     COM 375558103    6,699   130,000  SH               SOLE             130,000      0      0
INCYTE CORP                             COM 45337C102      473    45,000  SH               SOLE              45,000      0      0
INVERNESS MED INNOVATIONS IN            COM 46126P106    1,597    53,065  SH               SOLE              53,065      0      0
J CREW GROUP INC                        COM 46612H402    2,871    65,000  SH               SOLE              65,000      0      0
LSI CORPORATION                         COM 502161102    2,970   600,000  SH               SOLE             600,000      0      0
NETLOGIC MICROSYSTEMS INC               COM 64118B100    3,283   136,000  SH               SOLE             136,000      0      0
NOKIA CORP                           SP ADR 654902204   11,586   364,000  SH               SOLE             364,000      0      0
PLEXUS CORP                             COM 729132100    3,198   114,000  SH               SOLE             114,000      0      0
POLO RALPH LAUREN CORP                 CL A 731572103    2,040    35,000  SH               SOLE              35,000      0      0
VMWARE INC                              PUT 928563402    7,365   172,000  SH   PUT         SOLE             172,000      0      0
RESEARCH IN MOTION LTD                  COM 760975102    9,315    83,000  SH               SOLE              83,000      0      0
RIGEL PHARMACEUTICALS INC           COM NEW 766559603      304    16,300  SH               SOLE              16,300      0      0
SAVIENT PHARMACEUTICALS INC             COM 80517Q100      522    26,100  SH               SOLE              26,100      0      0
SCHEIN HENRY INC                        COM 806407102    2,631    45,842  SH               SOLE              45,842      0      0
SKYWORKS SOLUTIONS INC                  COM 83088M102    3,058   420,000  SH               SOLE             420,000      0      0
TERADYNE INC                            COM 880770102   11,435   920,700  SH               SOLE             920,700      0      0
TESORO CORP                             COM 881609101       60     2,000  SH               SOLE               2,000      0      0
TEVA PHARMACEUTICAL INDS LTD            ADR 881624209    5,820   126,000  SH               SOLE             126,000      0      0
THERAVANCE INC                          COM 88338T104    1,438   136,600  SH               SOLE             136,600      0      0
TRIDENT MICROSYSTEMS INC                COM 895919108    5,601 1,087,570  SH               SOLE           1,087,570      0      0
TWEEN BRANDS INC                        COM 901166108    7,150   289,000  SH               SOLE             289,000      0      0
ULTRA S&P500 PROSHARES        ULTRA S&P 500 74347R107      990    15,000  SH               SOLE              15,000      0      0
UNITED THERAPEUTICS CORP DEL            COM 91307C102    3,902    45,000  SH               SOLE              45,000      0      0
VERTEX PHARMACEUTICALS INC              COM 92532F100    5,017   210,000  SH               SOLE             210,000      0      0
VOLTERRA SEMICONDUCTOR CORP             COM 928708106    2,175   192,011  SH               SOLE             192,011      0      0
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